EVENT AFTER REPORTING PERIOD (Details Narrative)	12 Months Ended
Dec. 31, 2017 CAD ($) $ / shares shares
Event After Reporting Period
Warrants purchase, Share | shares	500,000
Exercise Price | $ / shares	$ 0.135
Proceed from warrants | $	$ 67,500